UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Tax-Free High Yield Fund

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PTHAX

Putnam
Tax-Free High Yield
Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	43

Message from the Trustees

March 8, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/24. A bond rated BBB or higher (SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Tax-Free High Yield Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R6	Class Y
Total annual operating expenses for the fiscal
year ended 7/31/23	1.02%	1.62%	1.77%	0.75%	0.77%
Annualized expense ratio for the six-month
period ended 1/31/24	1.00%	1.60%	1.75%	0.72%	0.75%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$5.12	$8.19	$8.95	$3.69	$3.85
Ending value (after expenses)	$1,038.70	$1,035.50	$1,034.70	$1,040.00	$1,039.90

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Tax-Free High Yield Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R6	Class Y
Expenses paid per $1,000*†	$5.08	$8.11	$8.87	$3.66	$3.81
Ending value (after expenses)	$1,020.11	$1,017.09	$1,016.34	$1,021.52	$1,021.37

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Tax-Free High Yield Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Tax-Free High Yield Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Tax-Free High Yield Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Tax-Free High Yield Fund 7

The fund’s portfolio 1/31/24 (Unaudited)

Key to holding’s abbreviations

AGM Assured Guaranty Municipal Corporation
AMBAC AMBAC Indemnity Corporation
BAM Build America Mutual
COP Certificates of Participation
G.O. Bonds General Obligation Bonds
VRDN Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.6%)*	Rating**	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena’ Nena’ Henash), 4.00%, 10/1/44	A+/F	$8,750,000	$8,453,764
			8,453,764
Arizona (3.0%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	904,226
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB−	2,000,000	1,761,516
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,504,599
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	1,550,000	1,381,557
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,506,020
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	713,022
5.00%, 7/1/35	BB	1,500,000	1,506,432
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,757,504
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	1,650,000	1,703,230
6.875%, 11/15/52	BBB+/P	500,000	513,681
6.75%, 11/15/42	BBB+/P	1,000,000	1,034,653
6.25%, 11/15/35	BBB+/P	1,060,000	1,096,045
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,645,441
5.00%, 12/1/32	A3	1,500,000	1,604,899
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,335,000	1,330,559
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	493,118
			20,456,502

8 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
California (9.8%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 2.47%, 4/1/53	VMIG 1	$4,000,000	$4,000,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,791,902
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,800,840	2,640,989
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B−/P	1,000,000	800,587
5.00%, 11/15/46	B−/P	500,000	412,973
5.00%, 11/15/36	B−/P	750,000	678,651
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB−	1,000,000	1,001,325
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B−/P	7,355,000	374,640
CA State Muni. Fin. Auth. 144A Rev. Bonds, (Catalyst Impact Fund 1, LLC), Class I, 6.00%, 1/1/39	BB/P	1,700,000	1,751,040
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,902,055
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,699,451
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,501,196
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB−/P	4,000,000	2,755,370
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	4,895,000	3,716,771
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,335,317
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB−/P	5,500,000	3,771,705
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,525,000	1,342,320
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,865,941
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	22,440,000	2,607,564
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB−/P	2,500,000	2,145,220
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A1	2,000,000	2,310,654
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	572,265
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03), 4.00%, 9/1/46	BB/P	1,350,000	1,233,858
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 3.05%, 5/1/58	VMIG 1	9,500,000	9,500,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43 (Prerefunded 2/28/24)	BBB/P	8,000,000	2,564,605

Tax-Free High Yield Fund 9

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
California cont.
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	$3,300,000	$3,311,802
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,828,948
			65,417,149
Colorado (4.6%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A1	1,000,000	494,730
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB−/F	250,000	248,981
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB−/F	1,000,000	1,016,189
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,012,232
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A−/F	1,700,000	1,465,336
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	854,924
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A−/F	2,000,000	1,879,176
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	491,233
Denver City & Cnty., Arpt. Rev. Bonds
Ser. D, 5.75%, 11/15/38 T	Aa3	3,175,000	3,716,021
Ser. D, 5.75%, 11/15/37 T	Aa3	2,500,000	2,946,866
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB−/P	3,000,000	2,926,267
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,000,000	2,520,116
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,353,208
5.00%, 12/1/40	B+/P	625,000	616,522
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB−/P	2,000,000	1,476,589
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1
5.00%, 12/1/47	Ba1	1,745,000	1,689,065
5.00%, 12/1/37	Ba1	500,000	501,078
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,878,941
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,214,875
5.00%, 12/1/40	BB/P	1,000,000	993,120
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,047,436
			31,342,905
Connecticut (0.7%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,509,415
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	858,403

10 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Connecticut cont.
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	$2,500,000	$2,531,661
			4,899,479
Delaware (0.9%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,653,657
5.00%, 6/1/36	BB	700,000	690,460
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB−/P	1,998,000	1,980,011
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB−/P	1,496,000	1,498,915
			5,823,043
District of Columbia (2.5%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	4,407,728
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB−/P	3,170,000	2,679,360
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,680,912
(KIPP DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,428,140
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	896,086
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	232,930
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	602,553
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A−	995,000	475,853
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53 T	A−	1,935,000	1,772,128
			17,175,690
Florida (5.6%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,085,011
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	334,738
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	992,718
5.00%, 8/1/40	Baa3	300,000	306,405
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	2,250,000	1,883,716
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB	2,000,000	1,488,741
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,590,027
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	740,000	747,096
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	409,622

Tax-Free High Yield Fund 11

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Florida cont.
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B−/P	$1,250,000	$1,274,081
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,206,734
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	B+/P	1,350,000	1,406,388
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	7,735,000	7,515,882
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	918,055
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	500,642
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	2,770,000	2,788,149
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,292,551
5.00%, 1/1/30	BB+/F	750,000	755,421
Seminole Cnty., 144A Rev. Bonds, (Galileo School Foundation, Inc. (The)), 4.00%, 6/15/51	Ba1	830,000	623,562
St. John’s Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	541,580
4.00%, 12/15/41	BB+/F	750,000	601,707
4.00%, 12/15/36	BB+/F	400,000	348,851
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	632,270
zero %, 9/1/45	A1	2,000,000	744,270
zero %, 9/1/41	A1	1,000,000	462,604
zero %, 9/1/40	A1	850,000	414,683
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 4.85%, 5/1/38	BB/P	1,000,000	1,005,769
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB−/P	1,470,000	1,082,937
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB−/P	3,855,000	3,055,397
			38,009,607
Georgia (1.7%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/38	Baa2	1,205,000	1,209,265
5.00%, 7/15/38 (Prerefunded 7/15/25)	AAA/P	45,000	46,311
5.00%, 7/15/30	Baa2	1,175,000	1,189,188
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	25,000	25,728
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.), 5.00%, 1/1/54	BB−/P	3,970,000	3,472,368
Muni. Elec. Auth. of GA Rev. Bonds, Ser. A, 5.00%, 1/1/35	A2	5,500,000	5,564,430
			11,507,290

12 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Illinois (9.7%)
Chicago, G.O. Bonds
Ser. A, 5.00%, 1/1/44	BBB+	$2,000,000	$2,047,996
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,511,515
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,814,405
Ser. B, 4.00%, 1/1/38	BBB+	7,553,000	7,543,738
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	3,191,270
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	275,000	256,277
3.29%, 12/1/30	BBB/P	325,000	306,827
3.20%, 12/1/29	BBB/P	300,000	282,313
2.87%, 12/1/27	BBB/P	228,000	218,009
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB+	4,600,000	4,655,917
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB+	1,500,000	1,628,351
Chicago, Midway Intl. Arpt. Rev. Bonds
Ser. A, BAM, 5.75%, 1/1/48	AA	2,000,000	2,248,657
Ser. C, 5.00%, 1/1/39	A	1,750,000	1,923,790
Chicago, O’Hare Intl. Arpt. Rev. Bonds, Ser. A, 5.50%, 1/1/55	A+	3,925,000	4,230,761
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	670,000	670,940
IL State G.O. Bonds
Ser. B, 5.25%, 5/1/40	A3	5,000,000	5,549,133
Ser. A, 5.25%, 12/1/30	A3	5,000,000	5,381,432
Ser. A, 5.00%, 10/1/33	A3	1,025,000	1,100,844
Ser. A, 5.00%, 12/1/31	A3	7,200,000	7,664,524
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	873,192
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	675,006
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A−	200,000	208,009
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	5,500,000	5,360,383
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/40	Aa3	2,000,000	2,037,700
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	694,575
5.00%, 4/1/29	AA	400,000	428,988
4.00%, 4/1/41	AA	625,000	622,832
4.00%, 4/1/38	AA	600,000	608,035
			64,735,419
Indiana (0.2%)
IN State Fin. Auth. Student Hsg. Rev. Bonds, (CHF — Tippecanoe, LLC), 5.125%, 6/1/58	BBB−	1,150,000	1,178,951
			1,178,951

Tax-Free High Yield Fund 13

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Iowa (0.2%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc.), Ser. B, 7.50%, 5/15/53	BBB/F	$1,400,000	$1,449,890
			1,449,890
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB−/P	1,000,000	807,104
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,065,000	1,012,612
			1,819,716
Kentucky (0.3%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,721,170
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	383,663
			2,104,833
Louisiana (0.1%)
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	723,980
			723,980
Maine (0.1%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B1	1,000,000	1,003,352
			1,003,352
Maryland (1.6%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	1,024,231
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary’s U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	497,058
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB−	5,025,000	5,508,667
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	1,066,253
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,981,993
5.125%, 7/1/39	B/P	300,000	300,335
Westminster, Rev. Bonds, (Lutheran Village at Miller’s Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	BB+/P	750,000	751,768
			11,130,305
Massachusetts (1.2%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB−/P	2,290,000	2,149,099
MA State Dev. Fin. Agcy. Rev. Bonds, (Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B	1,000,000	1,000,087
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 2.95%, 10/1/42	VMIG 1	3,500,000	3,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default) †	D/P	2,035,000	20,350

14 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Massachusetts cont.
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 3.40%, 7/1/31	VMIG 1	$500,000	$500,000
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 3.87%, 8/1/37	VMIG 1	950,000	950,000
			8,119,536
Michigan (2.3%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba1	350,000	361,136
5.00%, 4/1/36	Ba1	1,400,000	1,451,140
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	2,250,000	1,702,789
Ser. A, 4.00%, 4/1/40	Ba1	1,120,000	1,053,874
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	465,517
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB−	1,000,000	1,021,726
5.00%, 2/1/47	BBB−	4,100,000	3,876,510
5.00%, 2/1/37	BBB−	1,080,000	1,088,084
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,582,258
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	2,500,000	1,643,511
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB−/F	500,000	459,861
5.00%, 11/15/34	BBB−/F	1,000,000	999,099
			15,705,505
Minnesota (1.7%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	362,809
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa1	725,000	719,098
4.00%, 3/1/28	Baa1	760,000	755,740
4.00%, 3/1/27	Baa1	730,000	727,052
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	608,343
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB−/P	1,000,000	860,445
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,487,335
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs.), Ser. C, 3.15%, 11/15/48	VMIG 1	1,500,000	1,500,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	915,810
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 3.90%, 11/15/38	A-1+	1,315,000	1,315,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,750,000	2,480,503
			11,732,135

Tax-Free High Yield Fund 15

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Missouri (2.2%)
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB−	$3,965,000	$3,316,818
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/38	BBB−	930,000	830,148
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB−	3,500,000	2,861,018
Plaza at Noah’s Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	425,981
3.00%, 5/1/30	B+/P	725,000	659,952
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB−/P	1,625,000	1,246,729
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	3,926,668
5.00%, 9/1/48	BB+/F	1,750,000	1,586,847
			14,854,161
Montana (0.2%)
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A, 5.00%, 8/15/33	A	1,100,000	1,254,038
			1,254,038
Nevada (0.5%)
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	870,000	872,037
(Special Impt. Dist. No. 816), 3.125%, 6/1/51	BB−/P	1,425,000	945,983
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	665,000	670,032
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	655,000	645,831
			3,133,883
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	2,933,207
4.25%, 8/15/46	BBB/P	1,650,000	1,383,499
4.125%, 8/15/40	BBB/P	1,475,000	1,287,131
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	623,277
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default) †	D/P	201,936	4,039
6.125%, 7/1/37 (In default) †	D/P	807,744	16,155
			6,247,308
New Jersey (3.2%)
Camden Cnty., Impt. Auth. School Rev. Bonds, (KIPP Cooper Norcross), 6.00%, 6/15/62	BBB	3,000,000	3,247,290
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	655,490
(Paterson Charter School for Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	275,000	275,270

16 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
New Jersey cont.
NJ State Econ. Dev. Auth. Rev. Bonds
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	$2,000,000	$2,021,773
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,230,501
(Portal North Bridge), 5.25%, 11/1/42	A2	7,300,000	8,220,383
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB−	500,000	505,553
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,047,439
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB−	1,000,000	1,042,136
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	1,000,344
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,010,531
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. BB, 5.00%, 6/15/34	A2	575,000	662,476
			21,919,186
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,014,533
			1,014,533
New York (7.1%)
Build NY City Resource Corp. Rev. Bonds, (New World Preparatory Charter School), Ser. A, 4.00%, 6/15/51	BB−/P	500,000	364,230
Monroe Cnty., Indl. Dev. Corp. 144A Rev. Bonds, (True North Rochester Preparatory Charter School), 5.00%, 6/1/59	Baa3	540,000	540,246
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 3.15%, 6/15/43	VMIG 1	1,500,000	1,500,000
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,347,620
NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr. II, LLC), 3.125%, 9/15/50	Aaa	425,000	334,581
(4 World Trade Ctr.), 3.00%, 11/15/51	A+	6,025,000	4,513,617
(7 World Trade Ctr. II, LLC), 3.00%, 9/15/43	Aaa	3,200,000	2,662,517
2.875%, 11/15/46	A+	2,650,000	2,040,412
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA−	2,250,000	1,721,842
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB−/P	1,250,000	1,251,177
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54 T	AA+	7,300,000	7,901,400
NY State Trans. Dev. Corp. Special Fac. Rev. Bonds, (Delta Air Lines, Inc.), 4.00%, 1/1/36	Baa3	4,405,000	4,330,854
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Terminal One, LLC), 6.00%, 6/30/54	Baa3	4,400,000	4,859,529
(Delta Air Lines, Inc.), 5.625%, 4/1/40	Baa3	2,200,000	2,387,436
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,047,326
(American Airlines, Inc.), 3.00%, 8/1/31	BB−/F	1,150,000	1,056,231
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,000,000	798,017

Tax-Free High Yield Fund 17

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
New York cont.
Philipstown, G.O. Bonds, Ser. B, 4.75%, 7/5/24	A2	$1,125,000	$1,129,342
Port Auth. of NY & NJ Rev. Bonds, Ser. 218, 5.00%, 11/1/49 T	Aa3	4,485,000	4,646,544
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,569,549
			48,002,470
North Carolina (1.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	2,048,761
4.00%, 3/1/31	BB/P	825,000	780,526
4.00%, 3/1/30	BB/P	790,000	754,576
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,179,261
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,303,350
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,823,787
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,526,716
			10,416,977
Ohio (4.2%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	9,650,000	9,124,732
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	4,870,000	3,700,586
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,808,877
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	506,722
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,081,244
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmnty.), 5.00%, 1/1/52	BBB−/F	785,000	714,742
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,380,000	1,286,042
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB−	1,475,000	1,487,262
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB−	3,300,000	3,275,858
5.25%, 12/1/48	BB	750,000	684,992
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB−	3,490,000	3,510,890
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	220,332
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	750,000	797,291
			28,199,570
Oregon (2.5%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	924,937
Port of Portland, Arpt. Rev. Bonds, Ser. 27-A, 4.00%, 7/1/50	AA−	15,710,000	14,867,445

18 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Oregon cont.
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	$700,000	$754,969
5.00%, 11/1/32	A3	360,000	397,427
			16,944,778
Pennsylvania (3.8%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,167,283
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB−	625,000	625,195
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	2,070,217
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	886,037
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	2,713,856
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	4,046,372
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities), 4.00%, 12/1/44	A/F	1,150,000	1,054,453
PA State Econ. Dev. Fin. Auth. Rev. Bonds
(PennDOT Major Bridges), 6.00%, 6/30/61	Baa2	2,500,000	2,827,550
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/39	A2	800,000	889,891
(U. of Pittsburgh Med. Ctr.), Ser. A-2, 5.00%, 5/15/38	A2	800,000	894,255
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/1/24), (Waste Mgmt., Inc.), Ser. A, 0.58%, 8/1/37	A−	3,300,000	3,232,841
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,005,998
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	970,015
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts)
5.00%, 3/15/45	B+/F	1,225,000	1,020,349
5.00%, 3/15/45 (Prerefunded 3/15/28)	AAA/P	75,000	81,932
Philadelphia, Auth. for Indl. Dev. VRDN Ser. B-2, 3.72%, 10/1/30	VMIG 1	1,340,000	1,340,000
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB−	1,165,000	961,778
			25,788,022
Puerto Rico (3.9%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,700,000	5,216,198
4.00%, 7/1/37	BB/P	5,500,000	5,172,207
4.00%, 7/1/33	BB/P	2,000,000	1,944,830

Tax-Free High Yield Fund 19

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Puerto Rico cont.
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-2, 4.784%, 7/1/58	B/P	$240,000	$235,578
Ser. A-1, 4.75%, 7/1/53	BBB−/P	9,430,000	9,262,803
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	59,213
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	16,132
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	116,786
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	597,752
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	285,073
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	473,527
Ser. A-1, zero %, 7/1/33	B/P	159,000	109,213
Ser. A-1, zero %, 7/1/31	B/P	141,000	105,683
Ser. A-1, zero %, 7/1/29	B/P	109,000	88,715
Ser. A-1, zero %, 7/1/27	B/P	112,000	98,592
Ser. A-1, zero %, 7/1/24	B/P	26,000	25,630
PR, Elec. Pwr. Auth. Rev. Bonds, Ser. TT, 5.00%, 7/1/37 (In default) †	D/P	7,500,000	2,325,000
			26,132,932
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB−/P	3,000,000	3,014,431
			3,014,431
South Carolina (0.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB−/P	1,000,000	888,999
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,033,091
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,011,349
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	842,151
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	863,994
5.00%, 11/15/42	BB/P	585,000	545,768
			6,185,352
South Dakota (0.3%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB−	2,060,000	1,763,500
			1,763,500
Tennessee (1.3%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB−/F	1,800,000	1,774,216
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB−/F	800,000	811,419
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB−/F	400,000	413,897
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB−/F	600,000	616,978
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB−/F	3,000,000	2,104,285

20 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Tennessee cont.
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/41	A1	$875,000	$979,009
5.50%, 7/1/38	A1	875,000	994,066
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,277,857
			8,971,727
Texas (5.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Wayside Schools), Ser. A
4.00%, 8/15/46	BB	850,000	669,731
4.00%, 8/15/36	BB	335,000	301,748
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (Magellan School (The)), 6.375%, 6/1/62	Ba2	2,400,000	2,459,661
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	6,000,000	6,167,640
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A−	6,195,000	5,310,947
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A−	1,175,000	1,037,618
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	927,936
Houston, Arpt. Syst. Rev. Bonds, (United Airlines, Inc.), 4.00%, 7/1/41	B−/F	3,750,000	3,398,498
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB−	2,100,000	1,676,226
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A−	3,000,000	3,063,660
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B−/P	250,000	202,486
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B−/P	700,000	582,580
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B−/P	500,000	444,429
(Woman’s U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	735,636
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,220,374
(Woman’s U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,558,755
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,642,131
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54	AA	4,000,000	4,569,532
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa2	1,500,000	742,833
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	479,307
3.00%, 9/1/39	Baa2	550,000	442,831
3.00%, 9/1/38	Baa2	750,000	612,763
3.00%, 9/1/37	Baa2	650,000	548,361
3.00%, 9/1/36	Baa2	650,000	562,904
			39,358,587

Tax-Free High Yield Fund 21

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Utah (1.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB−/F	$1,000,000	$1,067,786
4.00%, 10/15/42	BBB−/F	1,500,000	1,332,575
4.00%, 10/15/36	BBB−/F	1,000,000	965,769
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,834,549
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,307,035
			6,507,714
Virginia (1.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	505,941
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	360,757
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,180,000	1,133,602
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,250,000	1,714,696
James City Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Williamsburg Landing, Inc.), Ser. A, 6.875%, 12/1/58	BB+/P	1,000,000	1,074,154
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	785,000	787,569
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,474,891
			7,051,610
Washington (3.8%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/53	BB+	5,000,000	5,231,016
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	990,000	1,024,409
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
5.50%, 12/1/54	Baa3	2,000,000	2,115,452
(Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa3	2,000,000	2,011,624
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	518,139
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,611,884	3,404,181
Ser. 1, Class A, 3.375%, 4/20/37	BBB	5,192,212	4,606,403
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	2,500,000	1,762,119
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds
(Seattle Academy of Arts & Sciences), 6.125%, 7/1/53	BBB	2,500,000	2,761,520
(Spokane Intl. Academy), Ser. A, 5.00%, 7/1/50	Ba2	500,000	456,934
(Spokane Intl. Academy), Ser. A, 4.00%, 7/1/40	Ba2	2,235,000	1,905,837
			25,797,634

22 Tax-Free High Yield Fund

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
West Virginia (0.2%)
Monongalia Cnty., Bldg. Comm. 144A Tax Alloc. Bonds, (Dev. Dist. No. 4)
6.00%, 6/1/53	BB/P	$1,000,000	$1,076,554
5.75%, 6/1/43	BB/P	500,000	531,450
			1,608,004
Wisconsin (6.1%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,442,645
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,662,460
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB−/P	3,800,000	3,014,806
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,705,000	1,560,890
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50 (Prerefunded 4/1/30)	AAA/P	95,000	107,842
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,687,454
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	403,266
5.00%, 6/15/49	BB+/P	1,040,000	940,324
5.00%, 6/15/39	BB+/P	410,000	394,236
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	944,499
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	686,697
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,278,980
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB−	1,900,000	1,902,359
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,263,522
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	944,191
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds
(CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB−	2,000,000	2,107,388
(UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	1,099,418
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	3,128,359
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB−	4,000,000	4,014,015
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB−/P	2,000,000	2,063,167
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	783,184
(St. John’s Communities, Inc.), 4.00%, 9/15/36	BBB/F	790,000	719,456
(St. John’s Communities, Inc.), 4.00%, 9/15/31	BBB/F	970,000	923,305
(St. John’s Communities, Inc.), 4.00%, 9/15/30	BBB/F	935,000	896,040

Tax-Free High Yield Fund 23

MUNICIPAL BONDS AND NOTES (98.6%)* cont.	Rating**	Principal amount	Value
Wisconsin cont.
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB−/P	$1,000,000	$1,018,083
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB−/P	1,685,000	1,709,401
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,380,147
			41,076,134
Total municipal bonds and notes (cost $688,091,549)			$668,031,602

SHORT-TERM INVESTMENTS (2.4%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.47% L	Shares	15,671,624	$15,671,624
U.S. Treasury Bills 5.428%, 2/22/24 #		$100,000	99,693
U.S. Treasury Bills 5.402%, 3/21/24 #		500,000	496,416
U.S. Treasury Bills 5.353%, 4/25/24 #		100,000	98,785
Total short-term investments (cost $16,366,548)			$16,366,518

TOTAL INVESTMENTS
Total investments (cost $704,458,097)	$684,398,120

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $677,342,985.
**	The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $625,301 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
T	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

24 Tax-Free High Yield Fund

On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.74%, 5.44%, 5.58%, 5.32%, 5.32% and 5.17%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
Education	25.2%
Health care	16.8
Transportation	11.7

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Bond Ultra 30 yr (Short)	81	$10,466,719	$10,466,719	Mar-24	$(537,807)
Unrealized appreciation					—
Unrealized (depreciation)					(537,807)
Total					$(537,807)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$668,031,602	$—
Short-term investments	—	16,366,518	—
Totals by level	$—	$684,398,120	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(537,807)	$—	$—
Totals by level	$(537,807)	$—	$—

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Tax-Free High Yield Fund 25

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $688,786,473)	$668,726,496
Affiliated issuers (identified cost $15,671,624) (Note 5)	15,671,624
Cash	3,441,792
Interest and other receivables	7,306,090
Receivable for shares of the fund sold	548,131
Receivable for investments sold	163,000
Prepaid assets	63,732
Total assets	695,920,865

LIABILITIES
Payable for investments purchased	2,058,318
Payable for shares of the fund repurchased	1,269,043
Payable for compensation of Manager (Note 2)	266,340
Payable for custodian fees (Note 2)	5,607
Payable for investor servicing fees (Note 2)	84,269
Payable for Trustee compensation and expenses (Note 2)	269,223
Payable for administrative services (Note 2)	9,459
Payable for distribution fees (Note 2)	114,017
Payable for variation margin on futures contracts (Note 1)	108,848
Payable for floating rate notes issued (Note 1)	14,109,333
Distributions payable to shareholders	201,675
Other accrued expenses	81,748
Total liabilities	18,577,880

Net assets	$677,342,985

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$720,776,725
Total distributable earnings (Note 1)	(43,433,740)
Total — Representing net assets applicable to capital shares outstanding	$677,342,985

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($485,517,429 divided by 42,442,654 shares)	$11.44
Offering price per class A share (100/96.00 of $11.44)*	$11.92
Net asset value and offering price per class B share ($475,638 divided by 41,466 shares)**	$11.47
Net asset value and offering price per class C share ($13,245,120 divided by 1,154,480 shares)**	$11.47
Net asset value, offering price and redemption price per class R6 share
($2,143,303 divided by 186,478 shares)	$11.49
Net asset value, offering price and redemption price per class Y share
($175,961,495 divided by 15,312,041 shares)	$11.49

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

26 Tax-Free High Yield Fund

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $401,922 from investments in affiliated issuers) (Note 5)	$16,324,660
Total investment income	16,324,660

EXPENSES
Compensation of Manager (Note 2)	1,538,681
Investor servicing fees (Note 2)	256,026
Custodian fees (Note 2)	8,833
Trustee compensation and expenses (Note 2)	14,721
Distribution fees (Note 2)	664,313
Interest and fee expense (Note 2)	468,163
Administrative services (Note 2)	13,628
Other	158,358
Total expenses	3,122,723
Expense reduction (Note 2)	(9,655)
Net expenses	3,113,068

Net investment income	13,211,592

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(12,329,081)
Futures contracts (Note 1)	606,677
Total net realized loss	(11,722,404)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	23,811,291
Futures contracts	(747,714)
Total change in net unrealized appreciation	23,063,577

Net gain on investments	11,341,173

Net increase in net assets resulting from operations	$24,552,765

The accompanying notes are an integral part of these financial statements.

Tax-Free High Yield Fund 27

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$13,211,592	$26,105,063
Net realized loss on investments	(11,722,404)	(10,636,729)
Change in net unrealized appreciation (depreciation)
of investments	23,063,577	(21,168,124)
Net increase (decrease) in net assets resulting
from operations	24,552,765	(5,699,790)
Distributions to shareholders (Note 1):
From ordinary income
Taxable net investment income
Class A	—	(390,541)
Class B	—	(682)
Class C	—	(12,123)
Class R6	—	(1,341)
Class Y	—	(121,769)
From tax-exempt net investment income
Class A	(9,160,017)	(18,668,161)
Class B	(8,691)	(28,146)
Class C	(211,742)	(447,151)
Class R6	(43,244)	(72,053)
Class Y	(3,423,727)	(6,145,129)
Decrease from capital share transactions (Note 4)	(20,156,693)	(15,042,917)
Total decrease in net assets	(8,451,349)	(46,629,803)

NET ASSETS
Beginning of period	685,794,334	732,424,137
End of period	$677,342,985	$685,794,334

* Unaudited.

The accompanying notes are an integral part of these financial statements.

28 Tax-Free High Yield Fund

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Tax-Free High Yield Fund 29

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)	on investments	operations	income	on investments	distributions	of period	value (%)[a]	(in thousands)	net assets (%)[b]	net assets (%)	(%)
Class A
January 31, 2024**	$11.23	.22	.20	.42	(.21)	—	(.21)	$11.44	3.87*	$485,517	.50*d	2.00*	14*
July 31, 2023	11.70	.42	(.48)	(.06)	(.41)	—	(.41)	11.23	(.36)	495,546	1.02[d]	3.75	35
July 31, 2022	13.46	.38	(1.58)	(1.20)	(.37)	(.19)	(.56)	11.70	(9.11)	564,818	.87[d]	2.96	34
July 31, 2021	12.67	.40	.79	1.19	(.40)	—[c]	(.40)	13.46	9.59	681,458	.85[d]	3.08	25
July 31, 2020	12.87	.44	(.07)	.37	(.44)	(.13)	(.57)	12.67	2.95	658,929	.86[d]	3.36	43
July 31, 2019	12.49	.45	.40	.85	(.47)	—	(.47)	12.87	6.98	680,689	.84[d]	3.59	47
Class B
January 31, 2024**	$11.26	.19	.20	.39	(.18)	—	(.18)	$11.47	3.55*	$476	.80*d	1.69*	14*
July 31, 2023	11.74	.35	(.48)	(.13)	(.35)	—	(.35)	11.26	(1.03)	664	1.62[d]	3.12	35
July 31, 2022	13.50	.30	(1.57)	(1.27)	(.30)	(.19)	(.49)	11.74	(9.60)	1,468	1.47[d]	2.33	34
July 31, 2021	12.71	.32	.80	1.12	(.33)	—[c]	(.33)	13.50	8.92	2,639	1.45[d]	2.50	25
July 31, 2020	12.90	.35	(.05)	.30	(.36)	(.13)	(.49)	12.71	2.34	4,034	1.48[d]	2.74	43
July 31, 2019	12.51	.38	.40	.78	(.39)	—	(.39)	12.90	6.39	6,297	1.46[d]	2.98	47
Class C
January 31, 2024**	$11.26	.18	.20	.38	(.17)	—	(.17)	$11.47	3.47*	$13,245	.88*d	1.62*	14*
July 31, 2023	11.74	.33	(.48)	(.15)	(.33)	—	(.33)	11.26	(1.18)	14,699	1.77[d]	2.99	35
July 31, 2022	13.51	.29	(1.59)	(1.30)	(.28)	(.19)	(.47)	11.74	(9.79)	18,207	1.62[d]	2.20	34
July 31, 2021	12.71	.30	.81	1.11	(.31)	—[c]	(.31)	13.51	8.84	24,231	1.60[d]	2.36	25
July 31, 2020	12.90	.33	(.05)	.28	(.34)	(.13)	(.47)	12.71	2.18	30,283	1.63[d]	2.59	43
July 31, 2019	12.52	.36	.39	.75	(.37)	—	(.37)	12.90	6.15	49,747	1.61[d]	2.83	47
Class R6
January 31, 2024**	$11.28	.24	.20	.44	(.23)	—	(.23)	$11.49	4.00*	$2,143	.36*d	2.14*	14*
July 31, 2023	11.76	.45	(.48)	(.03)	(.45)	—	(.45)	11.28	(.15)	1,913	.75[d]	4.03	35
July 31, 2022	13.53	.41	(1.58)	(1.17)	(.41)	(.19)	(.60)	11.76	(8.90)	1,915	.60[d]	3.24	34
July 31, 2021	12.73	.44	.80	1.24	(.44)	—[c]	(.44)	13.53	9.95	1,680	.58[d]	3.34	25
July 31, 2020	12.93	.47	(.06)	.41	(.48)	(.13)	(.61)	12.73	3.21	1,269	.61[d]	3.61	43
July 31, 2019	12.54	.48	.41	.89	(.50)	—	(.50)	12.93	7.30	1,121	.59[d]	3.83	47
Class Y
January 31, 2024**	$11.28	.24	.20	.44	(.23)	—	(.23)	$11.49	3.99 *	$175,961	.38*d	2.12*	14*
July 31, 2023	11.76	.45	(.49)	(.04)	(.44)	—	(.44)	11.28	(.17)	172,972	.77[d]	4.01	35
July 31, 2022	13.52	.41	(1.57)	(1.16)	(.41)	(.19)	(.60)	11.76	(8.83)	146,016	.62[d]	3.19	34
July 31, 2021	12.73	.43	.80	1.23	(.44)	—[c]	(.44)	13.52	9.84	189,596	.60[d]	3.32	25
July 31, 2020	12.92	.47	(.06)	.41	(.47)	(.13)	(.60)	12.73	3.27	147,762	.63[d]	3.59	43
July 31, 2019	12.54	.48	.40	.88	(.50)	—	(.50)	12.92	7.21	145,164	.61[d]	3.82	47

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

30 Tax-Free High Yield Fund	Tax-Free High Yield Fund 31

Financial highlights cont.

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Amount represents less than $0.01 per share.

d Includes interest and fee expense associated with borrowings which amounted to (for each class):

Percentage of average net assets
January 31, 2024	0.07%
July 31, 2023	0.17
July 31, 2022	0.03
July 31, 2021	0.02
July 31, 2020	0.04
July 31, 2019	0.02

The accompanying notes are an integral part of these financial statements.

32 Tax-Free High Yield Fund

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Tax-Free High Yield Fund (the fund) is a diversified series of Putnam Tax-Free Income Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income exempt from federal income tax. The fund invests mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)), are a combination of below-investment-grade and investment-grade securities, and have intermediate- to long-term maturities (i.e., three years or longer). Under normal circumstances, the fund invests at least 80% of the fund’s net assets in tax-exempt investments. This investment policy cannot be changed without the approval of the fund’s shareholders. Such tax-exempt investments in which the fund invests are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities, and the income from these investments is exempt from federal income tax. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Tax-Free High Yield Fund 33

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

34 Tax-Free High Yield Fund

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Tender option bond transactions The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in the fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,982,959 were held by the TOB trust and served as collateral for $14,109,333 in floating-rate bonds outstanding. For the reporting period ended, the fund incurred interest expense of $399,749 for these investments based on an average interest rate of 3.56%.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion

Tax-Free High Yield Fund 35

of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$8,778,185	$6,503,561	$15,281,746

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $716,218 to its fiscal year ending July 31, 2024 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2023 and July 31, 2023, and/or (ii) specified ordinary and currency losses recognized between November 1, 2023 and July 31, 2023.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $704,869,120, resulting in gross unrealized appreciation and depreciation of $22,246,470 and $43,255,277, respectively, or net unrealized depreciation of $21,008,807.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

36 Tax-Free High Yield Fund

0.630%	of the first $5 billion,	0.430%	of the next $50 billion,
0.580%	of the next $5 billion,	0.410%	of the next $50 billion,
0.530%	of the next $10 billion,	0.400%	of the next $100 billion and
0.480%	of the next $10 billion,	0.395%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.236% of the fund’s average net assets.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

Tax-Free High Yield Fund 37

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$185,046	Class R6	519
Class B	208	Class Y	64,941
Class C	5,312	Total	$256,026

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $9,655 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $572, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$593,846
Class B	1.00%	0.85%	2,267
Class C	1.00%	1.00%	68,200
Total			$664,313

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,821 from the sale of class A shares and received no monies and $30 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$89,948,496	$140,070,480
U.S. government securities (Long-term)	—	—
Total	$89,948,496	$140,070,480

38 Tax-Free High Yield Fund

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	2,592,504	$28,560,780	4,919,112	$55,139,941
Shares issued in connection with
reinvestment of distributions	738,075	8,091,343	1,511,881	16,748,418
	3,330,579	36,652,123	6,430,993	71,888,359
Shares repurchased	(5,033,104)	(55,075,922)	(10,541,387)	(116,946,737)
Net decrease	(1,702,525)	$(18,423,799)	(4,110,394)	$(45,058,378)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	80	$876	219	$2,433
Shares issued in connection with
reinvestment of distributions	625	6,839	2,113	23,409
	705	7,715	2,332	25,842
Shares repurchased	(18,252)	(195,905)	(68,434)	(749,016)
Net decrease	(17,547)	$(188,190)	(66,102)	$(723,174)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	47,260	$528,030	184,330	$2,066,345
Shares issued in connection with
reinvestment of distributions	18,318	201,203	39,473	438,309
	65,578	729,233	223,803	2,504,654
Shares repurchased	(216,677)	(2,379,775)	(469,283)	(5,243,997)
Net decrease	(151,099)	$(1,650,542)	(245,480)	$(2,739,343)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	41,908	$455,311	136,160	$1,537,603
Shares issued in connection with
reinvestment of distributions	3,895	42,895	6,492	72,253
	45,803	498,206	142,652	1,609,856
Shares repurchased	(28,923)	(315,294)	(135,845)	(1,516,857)
Net increase	16,880	$182,912	6,807	$92,999

Tax-Free High Yield Fund 39

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,088,466	$45,327,612	9,374,022	$105,143,501
Shares issued in connection with
reinvestment of distributions	297,172	3,274,782	529,494	5,895,348
	4,385,638	48,602,394	9,903,516	111,038,849
Shares repurchased	(4,412,496)	(48,679,468)	(6,982,817)	(77,653,870)
Net increase (decrease)	(26,858)	$(77,074)	2,920,699	$33,384,979

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$22,129,785	$106,536,661	$112,994,822	$401,922	$15,671,624
Total Short-term
investments	$22,129,785	$106,536,661	$112,994,822	$401,922	$15,671,624

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

40 Tax-Free High Yield Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	60

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	$—	Unrealized depreciation	$537,807*
Total		$—		$537,807

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$606,677	$606,677
Total	$606,677	$606,677

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Futures	Total
Interest rate contracts	$(747,714)	$(747,714)
Total	$(747,714)	$(747,714)

Tax-Free High Yield Fund 41

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	JPMorgan Securities LLC	Total
Assets:
Futures contracts§	$—	$—
Total Assets	$—	$—
Liabilities:
Futures contracts§	108,848	108,848
Total Liabilities	$108,848	$108,848
Total Financial and Derivative Net Assets	$(108,848)	$(108,848)
Total collateral received (pledged)†##	$—
Net amount	$(108,848)
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $625,301.

42 Tax-Free High Yield Fund

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
27,082,066	971,936	5,610,330

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
26,895,239	1,069,386	5,699,707

All tabulations are rounded to the nearest whole number.

Tax-Free High Yield Fund 43

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Tax-Free High Yield Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024